Commitments and Contingencies (Details) AUD in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Jun. 17, 2014 AUD	Mar. 31, 2014 AUD	Sep. 30, 2014 USD ($) item	Sep. 30, 2006 AUD
Commitments and Contingencies
Securities acquired by investors	AUD 155
Standby Letters of Credit
Commitments and Contingencies
Contingency liability of general and professional liability insurance programs and for payment and performance guarantees | $			$ 313.1
AECOM Australia
Commitments and Contingencies
Proceeds from initial public offering (IPO)				AUD 700
Bank loan				AUD 1,400
Number of initial public offering investors | item			770
RCM applicants
Commitments and Contingencies
Damages claimed by applicants		AUD 1,680
Portigon AG
Commitments and Contingencies
Damages claimed by applicants	AUD 76